Public Offering (Details)	Feb. 13, 2024 $ / shares shares
Initial Public Offering [Member]
Class of Stock [Line Items]
Amount of public shares	18,400,000
Share purchase price (in Dollars per share) | $ / shares	$ 10
Over-Allotment Option [Member]
Class of Stock [Line Items]
Amount of public shares	2,400,000